Applicable laws and regulations (Details 5) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statutory reserve	$ 136,019	$ 129,254
Dynamic provision [Member]
Statutory reserve	136,019	108,756
Regulatory credit reserve [Member]
Statutory reserve	$ 0	$ 20,498